Transactions with related parties (Tables)	12 Months Ended
Jun. 30, 2020
Transactions with Related Parties [Abstract]
Schedule of transactions with related parties

	2020	2019
Current assets
Hemir (a)	314	301
Cresud (a)	176	116
Other (c)	211	1,570
	701	1,987
Non-current assets
Other (c)	1,511	-
	1,511	-
Current liabilities – trade accounts payable
Trade accounts payable (b)	1,724	1,358
Cresud (a)	814	556
Irsa (a)	-	51
Ombu	-	273
Other	311	167
	2,849	2,405

a)	Expenses and revenue related to Due Diligence of new acquisitions and implementation of the budget and controls system and reimbursement of general expenses;
b)	Acquisition of biological assets and other items related to the Palmeiras operation;
c)	The amounts substantially refer to the total shares exercised under the Second and Third Programs, as detailed in Note 23.